UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-02297

                                 Stratton Multi-Cap Fund, Inc.

(Exact name of registrant as specified in charter)

150 South Warner Road, Suite 460

                                         King of Prussia, PA 19406-2826

(Address of principal executive offices) (Zip code)

Michelle Whalen, Assistant Vice President

Stratton Multi-Cap Fund, Inc.

150 South Warner Road, Suite 460

                                         King of Prussia, PA 19406-2826

(Name and address of agent for service)

Registrant’s telephone number, including area code:   610-941-0255

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS September 30, 2011 (unaudited)

Stratton Multi-Cap Fund

	Number of Shares	Market Value (Note A)
COMMON STOCKS – 94.1%
Banking/Financial – 8.8%
American Express Co.	20,000	$898,000
Ameriprise Financial, Inc.	20,000	787,200
PNC Financial Services Group, Inc.	30,000	1,445,700
U.S. Bancorp	50,000	1,177,000

		4,307,900

Basic Materials – 11.0%
Agrium, Inc.	10,000	666,600
CF Industries Holdings, Inc.	5,000	616,950
Freeport-McMoRan Copper & Gold, Inc.	40,000	1,218,000
GrafTech International, Ltd.†	80,000	1,016,000
The Mosaic Co.	15,000	734,550
Schnitzer Steel Industries, Inc. Class A	30,000	1,104,000

		5,356,100

Capital Goods – 7.5%
Deere & Co.	10,000	645,700
General Electric Co.	75,000	1,143,000
Honeywell International, Inc.	15,000	658,650
Tyco International, Ltd.	30,000	1,222,500

		3,669,850

Chemicals – 2.4%
Air Products & Chemicals, Inc.	15,000	1,145,550

Consumer Durable – 1.8%
Ford Motor Co.†	90,000	870,300

Energy – 15.9%
Alpha Natural Resources, Inc.†	30,000	530,700
Anadarko Petroleum Corp.	20,000	1,261,000
Apache Corp.	15,000	1,203,600
ConocoPhillips.	20,000	1,266,400
National Oilwell Varco, Inc.	20,000	1,024,400
Occidental Petroleum Corp.	15,000	1,072,500
Superior Energy Services, Inc.†	25,000	656,000
Transocean, Ltd.	15,000	716,100

		7,730,700

	Number of Shares	Market Value (Note A)
Health Care – 10.3%
Abbott Laboratories	30,000	$1,534,200
Becton Dickinson & Co.	10,000	733,200
Thermo Fisher Scientific, Inc.†	30,000	1,519,200
Warner Chilcott PLC Class A†	30,000	429,000
Zimmer Holdings, Inc.†	15,000	802,500

		5,018,100

Industrial – 1.4%
MasTec, Inc.†	40,000	704,400

Insurance/Services – 4.7%
MetLife, Inc.	40,000	1,120,400
Prudential Financial, Inc.	25,000	1,171,500

		2,291,900

Retailing – 10.4%
CVS Caremark Corp.	30,000	1,007,400
Darden Restaurants, Inc.	20,000	855,000
Kohl’s Corp.	15,000	736,500
Macy’s, Inc.	40,000	1,052,800
Target Corp.	16,000	784,640
VF Corp.	5,000	607,600

		5,043,940

Technology – 13.7%
Apple, Inc.†	2,500	952,950
Corning, Inc.	90,000	1,112,400
Harris Corp.	25,000	854,250
International Business Machines Corp.	10,000	1,750,300
Microsoft Corp.	35,000	871,150
Oracle Corp.	40,000	1,149,600

		6,690,650

Transportation – 3.7%
CSX Corp.	30,000	560,100
Union Pacific Corp.	15,000	1,225,050

		1,785,150

Utilities – 2.5%
Energen Corp.	30,000	1,226,700

Total Common Stocks (Cost $52,454,519)		45,841,240

See accompanying notes to Schedules of Investments.

1

SCHEDULE OF INVESTMENTS September 30, 2011 (unaudited) (continued)

Stratton Multi-Cap Fund

	Principal Amount	Market Value (Note A)
SHORT-TERM INVESTMENTS – 5.9%
BNY Mellon Cash Reserve 0.05%, due 10/01/11	$2,881,551	$2,881,551

Total Short-Term Investments (Cost $2,881,551)		2,881,551

Total Investments — 100.0% (Cost $55,336,070*)		48,722,791

Liabilities in Excess of Other Assets — 0.0%		(2,130)

NET ASSETS — 100.0%		$48,720,661

†	Non-income producing security
*	Aggregate cost is $57,336,070 and net unrealized depreciation is as follows:
	$00,000,000	$00,000,000

Gross unrealized appreciation		$2,659,537
Gross unrealized depreciation		(9,272,816)

Net unrealized depreciation		$(6,613,279)

See accompanying notes to Schedules of Investments.

2

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2011 (unaudited)

Note A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

Note B. Fair Value Measurements – Various inputs are used in determining the fair value of investments which are as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of September 30, 2011 is as follows:

	Multi-Cap Fund	Real Estate Fund	Small-Cap Value Fund
Level 1 - Quoted prices *	$48,722,791	$69,900,086	$680,280,475
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$48,722,791	$69,900,086	$680,280,475

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the nine month period ended September 30, 2011, the Funds recognized no significant transfers to/from Level 1 or 2.

Note C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Note D. Tax Disclosure – No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated

1

NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2011 (unaudited)

investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2011.

As of December 31, 2010, Multi-Cap Fund had net capital loss carryforwards for federal income tax purposes of $12,278,017 and $5,764,210, which are available to reduce future required distributions of net capital gains to shareholders. These amounts are available through 2017 and 2018, respectively. Real Estate Fund had net capital loss carryforwards for federal income tax purposes of $1,671,426, which is available to reduce future required distributions of net capital gains to shareholders. This amount is available through 2017. Small-Cap Value Fund had net capital loss carryforwards for federal income tax purposes of $2,615,472, $16,735,188 and $23,320,547, which are available to reduce future required distributions of net capital gains to shareholders. These amounts are available through 2016, 2017 and 2018, respectively.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Multi-Cap Fund had deferred post-October capital losses of $(715,467), which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filings at www.sec.gov.

2

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Stratton Multi-Cap Fund, Inc.

By (Signature and Title)*    /s/ John A. Affleck

John A. Affleck, Chief Executive Officer

(principal executive officer)

Date    10/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John A. Affleck

John A. Affleck, Chief Executive Officer

(principal executive officer)

Date    10/26/11

By (Signature and Title)*    /s/ James A. Beers

James A. Beers, Chief Financial Officer

(principal financial officer)

Date    10/26/11

*	Print the name and title of each signing officer under his or her signature.